IMPAIRMENT - Schedule of discount rate for cash generating unit for impairment assessment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IMPAIRMENT
Impairment	$ 90,615	$ 182,842
Lindero, after-tax
IMPAIRMENT
Discount rate	7.70%
San Jose, after-tax
IMPAIRMENT
Discount rate	6.60%
Impairment	$ 90,600
Recoverable value	$ 10,000
San Jose, pre-tax
IMPAIRMENT
Discount rate	6.90%